UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Name of Fund: Legg Mason Special Investment Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:
    Richard M. Wachterman, Esq.
    Legg Mason Wood Walker, Incorporated
    100 Light Street
    Baltimore, MD 21202.

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Special Investment Trust’s Semi-Annual Report for the six months ended September 30, 2004.

   The following table summarizes key statistics for the respective classes of Fund shares, as of September 30, 2004.

	Total ReturnsA

	6 Months	12 Months

Special Investment Trust
Primary Class	-4.32%	+12.47%
Institutional Class	-3.82%	+13.67%
Lipper Mid-Cap Core FundsB	-1.24%	+16.59%
Russell 2000 IndexC	-2.40%	+18.77%

   Long-term investment results are shown in the tables on pages 5 and 6. Due to the limited operating history of the Financial Intermediary Class, returns are not presented in the table above. The Financial Intermediary Class, which began operations on July 30, 2004, had a total return of +2.13% for the period from its inception to September 30, 2004. For more information about the Fund share classes included in the report, please contact your Legg Mason Financial Advisor.

   Many Primary Class shareholders invest regularly in Special Investment Trust shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	Average of the 341 funds comprising the Lipper universe of mid-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Mid-Cap 400 Index.

C	Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Semi-Annual Report to Shareholders

investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

October 29, 2004

Semi-Annual Report to Shareholders

Expense Example

Special Investment Trust, Inc.

   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2004, and held through September 30, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses PaidA	Annualized
	Value	Value	During the Period	Expense
	4/1/04	9/30/04	4/1/04 to 9/30/04	Ratio

Primary Class:
Actual	$1,000.00	$956.80	$8.63	1.76%
Hypothetical (5% return before expenses)	1,000.00	1,016.24	8.90

Financial Intermediary ClassB:
Actual	$1,000.00	$1,021.30	$1.79	1.04%
Hypothetical (5% return before expenses)	1,000.00	1,006.73	1.77

Institutional Class:
Actual	$1,000.00	$961.80	$3.54	0.72%
Hypothetical (5% return before expenses)	1,000.00	1,021.46	3.65

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

B	The Financial Intermediary Class commenced operations on July 30, 2004. The ending values and expenses paid are from the commencement of operations to September 30, 2004.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Special Investment Trust, Inc.

   The following graphs compare the Fund’s total returns to the Russell Mid-Cap and the S&P Mid-Cap 400 indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

   Due to the limited operating history of the Financial Intermediary Class, a performance graph is not presented. The Financial Intermediary Class, which began operations on July 30, 2004, had a total return of +2.13% for the period from its inception to September 30, 2004.
   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+12.47%	+12.47%
Five Years	+54.01%	+9.02%
Ten Years	+270.78%	+14.00%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not indicate future performance.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+13.67%	+13.67%
Five Years	+62.32%	+10.17%
Life of Class*	+350.25%	+16.54%

* Inception date — December 1, 1994

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning November 30, 1994.

Semi-Annual Report to Shareholders

Sector Diversification (as of September 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of September 30, 2004)

% of
Security	Net Assets

Amazon.com, Inc.	6.0%
Providian Financial Corporation	5.9%
Nextel Communications, Inc.	5.2%
Wellpoint Health Networks Inc.	4.9%
InterActiveCorp	4.5%
The Bear Stearns Companies, Inc.	4.2%
Republic Services, Inc.	4.0%
Caremark Rx, Inc.	3.6%
CNET Networks, Inc.	3.5%
NII Holdings, Inc.	3.5%

Semi-Annual Report to Shareholders

Selected Portfolio Performance B

Strongest performers for the six months ended September 30, 2004C

1.	Symantec Corporation	+25.4%
2.	NII Holdings Inc.	+22.3%
3.	Gemstar-TV Guide International, Inc.	+17.7%
4.	The Bear Stearns Companies, Inc.	+14.3%
5.	XM Satellite Radio Holdings Inc.	+13.7%
6.	Banknorth Group, Inc.	+8.5%
7.	AmeriCredit Corp.	+6.9%
8.	Sears, Roebuck and Co.	+6.1%
9.	Providian Financial Corporation	+5.9%
10.	Republic Services, Inc.	+3.3%

Weakest performers for the six months ended September 30, 2004C

1.	InterActiveCorp	-26.9%
2.	Level 3 Communications, Inc.	-26.2%
3.	Amazon.com, Inc.	-24.9%
4.	DeVry, Inc.	-24.5%
5.	Sybase, Inc.	-23.4%
6.	The Interpublic Group of Companies, Inc.	-22.9%
7.	Cincinnati Bell Inc.	-21.4%
8.	Tenet Healthcare Corporation	-19.5%
9.	Ceridian Corporation	-18.2%
10.	CNET Networks, Inc.	-17.3%

Portfolio Changes

Securities added during the 3rd quarter 2004

Dean Foods Company

Mandalay Resort Group
Sovereign Bancorp, Inc.
UnionBanCal Corporation

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

C	Securities held for the entire period.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

September 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.1%
Consumer Discretionary — 22.5%
Internet and Catalog Retail — 10.5%
Amazon.com, Inc.	5,000	$204,300	A
InterActiveCorp	7,000	154,140	A

		358,440

Leisure Equipment and Products — 1.7%
Mattel, Inc.	3,300	59,836

Media — 7.9%
Gemstar-TV Guide International, Inc.	6,200	35,030	A
The Interpublic Group of Companies, Inc.	4,570	48,393	A
WPP Group plc	8,816	82,176
XM Satellite Radio Holdings Inc.	3,366	104,406	A

		270,005

Multiline Retail — 2.4%
Big Lots, Inc.	1,413	17,280	A
Sears, Roebuck and Co.	1,600	63,760

		81,040

Consumer Staples — 4.4%
Food, Beverage and Tobacco — 4.4%
Dean Foods Company	2,300	69,046	A
The Pepsi Bottling Group, Inc.	3,000	81,450

		150,496

Financials — 19.3%
Capital Markets — 4.2%
The Bear Stearns Companies, Inc.	1,500	144,255

Commercial Banks — 1.4%
Banknorth Group, Inc.	1,400	49,000

Semi-Annual Report to Shareholders

	Shares/Par	Value

Consumer Finance — 8.4%
AmeriCredit Corp.	4,000	$83,520	A
Providian Financial Corporation	13,000	202,020	A

		285,540

Insurance — 1.9%
UnumProvident Corporation	4,200	65,898

Thrifts and Mortgage Finance — 3.4%
Radian Group Inc.	2,500	115,575

Health Care — 17.1%
Biotechnology — 0.8%
Cell Genesys, Inc.	3,100	27,807	A,B

Health Care Providers and Services — 13.6%
Anthem, Inc.	518	45,195	A
Caremark Rx, Inc.	3,800	121,866	A
Priority Healthcare Corporation	2,600	52,390	A,B
Select Medical Corporation	3,499	46,992
Tenet Healthcare Corporation	2,900	31,291	A
Wellpoint Health Networks Inc.	1,600	168,144	A

		465,878

Pharmaceuticals — 2.7%
Sepracor Inc.	1,900	92,682	A

Industrials — 8.9%
Commercial Services and Supplies — 8.9%
DeVry, Inc.	4,600	95,266	A,B
Manpower Inc.	1,601	71,228
Republic Services, Inc.	4,600	136,896

		303,390

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — 14.5%
Internet Software and Services — 3.5%
CNET Networks, Inc.	13,000	$118,950	A,B

IT Consulting and Services — 6.5%
Accenture Ltd.	2,737	74,044	A
Acxiom Corporation	4,000	94,960
Ceridian Corporation	3,000	55,230	A

		224,234

Software — 4.5%
Amdocs Limited	1,614	35,225	A
Sybase, Inc.	3,063	42,234	A
Symantec Corporation	1,400	76,832	A

		154,291

Telecommunication Services — 12.4%
Diversified Telecommunication Services — 3.7%
Cincinnati Bell Inc.	11,844	41,336	A
Level 3 Communications, Inc.	33,000	85,470	A

		126,806

Wireless Telecommunication Services — 8.7%
Nextel Communications, Inc.	7,500	178,800	A
NII Holdings Inc.	2,857	117,725	A

		296,525

Total Common Stock and Equity Interests (Identified Cost — $2,226,421)		3,390,648

Repurchase Agreements — 1.5%
Goldman Sachs & Company 1.83%, dated 9/30/04, to be repurchased at $25,715 on 10/1/04 (Collateral: $25,318 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $26,295)	$25,714	25,714

Semi-Annual Report to Shareholders

	Par	Value

Repurchase Agreements — Continued

State Street Bank & Trust Company 1.8%, dated 9/30/04, to be repurchased at $25,715 on 10/1/04 (Collateral: $25,980 Fannie Mae notes, 3.875%, due 3/15/05, value $26,269)	$25,713	$25,713

Total Repurchase Agreements (Identified Cost — $51,427)		51,427

Total Investments — 100.6% (Identified Cost — $2,277,848)		3,442,075
Other Assets Less Liabilities — (0.6)%		(22,209)

Net assets — 100.0%		$3,419,866

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2004, the total market value of Affiliated Companies was $294,413 and the identified cost was $280,499.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Special Investment Trust, Inc.

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $2,226,421)	$3,390,648
Short-term securities at value (identified cost – $51,427)	51,427

Total investments		$3,442,075

Receivable for:
Fund shares sold		2,531
Securities sold		3,851
Dividend and interest income		875

		3,449,332

Liabilities:

Payable for:
Fund shares repurchased	$2,996
Securities purchased	21,553
Due to manager and distributor	4,493
Accrued expenses	424

		29,466

Net Assets		$3,419,866

Net assets consist of:

Accumulated paid-in-capital applicable to:
73,966 Primary Class shares outstanding	$1,925,497
283 Financial Intermediary Class shares outstanding	13,684
3,671 Institutional Class shares outstanding	118,890
Undistributed net investment income/(loss)	(22,930)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	220,498
Unrealized appreciation/(depreciation) of investments and foreign currency translations	1,164,227

Net Assets		$3,419,866

Net Asset Value Per Share:

Primary Class		$43.60

Financial Intermediary Class		$49.28

Institutional Class		$49.31

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Special Investment Trust, Inc.

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends
Affiliated companies	$—
Other securities	6,242	A
Interest	394

Total income			$6,636

Expenses:
Investment advisory fee	11,901
Distribution and service fees:B
Primary Class	16,423
Financial Intermediary Class	6
Audit and legal fees	41
Custodian fee	231
Directors’ fees and expenses	22
Registration fees	19
Reports to shareholders	100
Transfer agent and shareholder servicing expense:B
Primary Class	821
Financial Intermediary Class	2
Institutional Class	12
Other expenses	20

	29,598
Less fees reimbursed by adviser	(34)

Total expenses, net of reimbursements			29,564

Net Investment Income/(Loss)			(22,928)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments and foreign currency transactions	220,507	C
Change in unrealized appreciation/ (depreciation) of investments and foreign currency translations	(352,393)

Net Realized and Unrealized Gain/(Loss) on Investments			(131,886)

Change in Net Assets Resulting From Operations			$(154,814)

A	Net of foreign taxes withheld of $79.

B	See Commission Recapture in Note 1 to financial statements.

C	Includes $189 of losses realized on sale of shares of Affiliated Companies.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Special Investment Trust, Inc.

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/04	3/31/04
	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$(22,928)	$(38,148)
Net realized gain/(loss) on investments and foreign currency transactions	220,507	148,440
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(352,393)	1,181,903

Change in net assets resulting from operations	(154,814)	1,292,195

Distributions to shareholders:

From net realized gain on investments:
Primary Class	(36,500)	(85,664)
Financial Intermediary Class	—	N/A
Institutional Class	(1,773)	(3,688)

Change in net assets from Fund share transactions:
Primary Class	33,790	260,392
Financial Intermediary Class	13,684	N/A
Institutional Class	10,287	33,005

Change in net assets	(135,326)	1,496,240

Net Assets:
Beginning of period	3,555,192	2,058,952

End of period	$3,419,866	$3,555,192

Undistributed net investment income/(loss)	$(22,930)	$(2)

N/A — Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Special Investment Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004		2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$46.0	6	$29.2	8	$35.7	2	$31.8	3	$40.2	8	$38.8	2

Investment operations:
Net investment income/(loss)	(.3	1)	(.5	1)	(.2	8)	(.3	3)	(.3	4)	(.4	0)
Net realized and unrealized gain/(loss) on investments	(1.6	5)	18.5	1	(4.9	6)	5.2	2	(6.5	9)	9.9	0

Total from investment operations	(1.9	6)	18.0	0	(5.2	4)	4.8	9	(6.9	3)	9.5	0

Distributions:
From net realized gain on investments	(.5	0)	(1.2	2)	(1.2	0)	(1.0	0)	(1.5	2)	(8.0	4)

Total distributions	(.5	0)	(1.2	2)	(1.2	0)	(1.0	0)	(1.5	2)	(8.0	4)

Net asset value, end of period	$43.6	0	$46.0	6	$29.2	8	$35.7	2	$31.8	3	$40.2	8

Ratios/supplemental data:
Total return	(4.3	2)%A	61.72%		(14.84)%		15.48%		(17.74)%		28.55%
Expenses to average net assets	1.7	6% B	1.78%		1.83%		1.79%		1.79%		1.80%
Net investment income/(loss) to average net assets	(1.4	)% B	(1.3)%		(.9)%		(1.0)%		(.9)%		(1.2)%
Portfolio turnover rate	12.1	% A	14.7%		18.5%		36.6%		36.7%		29.3%
Net assets, end of period (in thousands)	$3,224,893		$3,375,792		$1,968,420		$2,380,611		$2,091,594		$2,649,860

A	Not annualized.

B	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Period Ended
	September 30, 2004C
(Unaudited)
Net asset value, beginning of period	$48.25

Investment operations:
Net investment income/(loss)	(.05)
Net realized and unrealized gain/(loss) on investments	1.08

Total from investment operations	1.03

Distributions:
From net realized gain on investments	—

Total distributions	—

Net asset value, end of period	$49.28

Ratios/supplemental data:
Total return	2.13	%A
Expenses to average net assets	1.04	%B
Net investment income/(loss) to average net assets	(.7)	%B
Portfolio turnover rate	12.1%	A
Net assets, end of period (in thousands)	$13,972

C	For the period July 30, 2004 (commencement of operations) to September 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended
	September		Years Ended March 31,
	30,
	2004		2004		2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$51.7	6	$32.4	7	$39.0	5	$34.3	5	$42.9	1	$40.5	1

Investment operations:
Net investment income/(loss)	(.0	8)	(.1	2)	.0	4.0		5.0		4	(.1	9)
Net realized and unrealized gain/(loss) on investments	(1.8	7)	20.6	3	(5.4	2)	5.6	5	(7.0	8)	10.6	3

Total from investment operations	(1.9	5)	20.5	1	(5.3	8)	5.7	0	(7.0	4)	10.4	4

Distributions:
From net realized gain on investments	(.5	0)	(1.2	2)	(1.2	0)	(1.0	0)	(1.5	2)	(8.0	4)

Total distributions	(.5	0)	(1.2	2)	(1.2	0)	(1.0	0)	(1.5	2)	(8.0	4)

Net asset value, end of period	$49.3	1	$51.7	6	$32.4	7	$39.0	5	$34.3	5	$42.9	1

Ratios/supplemental data:
Total return	(3.8	2)%A	63.40%		(13.91)%		16.69%		(16.86)%		29.85%
Expenses to average net assets	0.7	2% B	0.75%		0.78%		0.76%		0.75%		0.75%
Net investment income/(loss) to average net assets	(.3	)% B	(.3)%		.1%		.1%		.1%		(.2)%
Portfolio turnover rate	12.1	% A	14.7%		18.5%		36.6%		36.7%		29.3%
Net assets, end of period (in thousands)	$181,001		$179,400		$90,532		$103,741		$99,958		$122,078

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Special Investment Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the active classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair values as determined under policies approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

   For the six months ended September 30, 2004, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$447,851	$411,012

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended September 30, 2004, the Fund received no commission rebates.

Semi-Annual Report to Shareholders

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2004.

3. Transactions With Affiliates:

   The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. (“LMFM”). Pursuant to the agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets.

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

   The Fund’s agreement with LMFM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors. The following chart shows the audit and directors’ expenses reimbursed, annual advisory fee rates and advisory fees payable for the Fund:

		Six Month Ended	At
		September 30, 2004	September 30, 2004

Advisory		Expenses	Advisory
Fee	Asset Breakpoint	Reimbursed	Fee Payable

1.00%	$0 - $100 million	$34	$1,883
0.75%	$100 million - $1 billion
0.65%	in excess of $1 billion

   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA’s services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

			At September 30, 2004

			Distribution and
	Distribution	Service	Service
	Fee	Fee	Fees Payable

Primary Class	0.75%	0.25%	$2,607
Financial Intermediary Class	N/A	0.25%	3

   The Fund paid $97 in brokerage commissions to Legg Mason for Fund security transactions during the six months ended September 30, 2004.

   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $232 for the six months ended September 30, 2004.
   LMFM, LMFA, Legg Mason, and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

4. Transactions With Affiliated Companies:

   An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the six months ended September 30, 2004, of companies that are or were affiliated were:

	Affiliate	Purchased		Sold
	Value at					Dividend	Value at		Realized
	3/31/04	Cost	Shares	Cost	Shares	Income	9/30/04		Gain/(Loss)

Cell Genesys, Inc.A	$—	$7,222	1,000	$—	—	$—	$27,807		$—
CNET Networks, Inc.	134,290	—	—	—	—	—	118,950		—
DeVry, Inc.A	—	28,663	1,400	—	—	—	95,266		—
Priority Healthcare Corporation	55,354	—	—	—	—	—	52,390		—
Sybase, Inc.	108,714	—	—	(29,605)	(2,117)	—	—	B	(189)

	$298,358	35,885		(29,605)		$—	$294,413		$(189)

5. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2004.

6. Fund Share Transactions:

   At September 30, 2004, there were 200,000 shares authorized at $.001 par value for the Primary Class, 100,000 shares authorized at $.001 par value for the Financial Intermediary

A	Prior to April 1, 2004, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting shares.

B	As a result of the Fund reducing its investment in this security, the company is no longer an affiliated company at September 30, 2004.

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

Class, and 50,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were:

			Financial
			Intermediary
	Primary Class		Class	Institutional Class

	Six Months	Year	Six Months	Six Months	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/04	3/31/04	9/30/04	9/30/04	3/31/04

Shares:
Sold	3,837	11,836	307	342	1,021
Reinvestment of Distributions	774	1,913	—	30	75
Repurchased	(3,935)	(7,689)	(24)	(167)	(418)

Net Change	676	6,060	283	205	678

Amount:
Sold	$171,234	$488,237	$14,842	$17,065	$48,594
Reinvestment of Distributions	35,580	83,405	—	1,559	3,629
Repurchased	(173,024)	(311,250)	(1,158)	(8,337)	(19,218)

Net Change	$33,790	$260,392	$13,684	$10,287	$33,005

Fund Information

Investment Adviser

Legg Mason Funds Management, Inc.
Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President, Secretary and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Assistant Treasurer
Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA

Custodian

State Street Bank & Trust Company
Boston, MA

Counsel

Kirkpatrick & Lockhart LLP
Washington, DC

Independent Auditors

PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (SEC) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-285

Item 2 — Code of Ethics

     Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

     Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

     Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

     Not applicable.

Item 6 — Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 — Exhibits

(a) File the exhibits listed below as part of this Form.
(a)(1) Not applicable for semi-annual reports.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Special Investment Trust, Inc.

Date: 11/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Special Investment Trust, Inc.

Date: 11/22/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Special Investment Trust, Inc.

Date: 11/22/04